INTEREST IN GIBRALTAR JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
Disclosure of joint venture financial information [Table Text Block]
	As at December 31,
	2022	2021
Cash and equivalents	82,408	43,387
Other current assets	142,479	119,833
Current assets	224,887	163,220
Non-current assets	1,046,997	959,828

Accounts payable and accrued liabilities	59,186	43,409
Other current financial liabilities	33,143	31,500
Current liabilities	92,329	74,909
Long-term debt	45,100	21,343
Provision for environmental rehabilitation	143,256	108,916
Non-current liabilities	188,356	130,259
	Years ended December 31,
	2022	2021
Revenues	512,950	578,736
Production costs	(380,523)	(271,364)
Depletion and amortization	(76,484)	(102,209)
Other operating expense	(4,458)	(4,349)
Interest expense	(4,935)	(4,379)
Interest income	336	40
Foreign exchange gain (loss)	919	(1,042)
Comprehensive income for joint arrangement	47,805	195,433